UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	CORPORATE DEBT – 44.1%

	Financials – 17.0%

$40	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	$40,249

95	Air Lease Corp	2.625%	7/01/22	BBB	90,683

100	Air Lease Corp	3.875%	7/03/23	BBB	98,683

50	Aircastle Ltd	5.500%	2/15/22	BBB–	51,762

100	Aircastle Ltd	5.000%	4/01/23	BBB–	101,392

58	American International Group Inc.	4.125%	2/15/24	BBB+	57,770

234	American International Group Inc.	4.200%	4/01/28	BBB+	224,685

262	Anthem Inc.	3.500%	8/15/24	BBB+	254,184

70	Ares Capital Corp	3.625%	1/19/22	BBB–	68,563

100	Ares Capital Corp	4.250%	3/01/25	BBB–	95,079

144	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	134,887

338	Bank of America Corp	4.200%	8/26/24	BBB+	335,320

49	Bank of America Corp	3.950%	4/21/25	BBB+	47,520

66	Bank of America Corp	4.183%	11/25/27	BBB+	63,364

50	Bank of Montreal	3.803%	12/15/32	A–	45,828

95	Bank of New York Mellon Corp/The	2.950%	1/29/23	A+	92,378

100	Bank of New York Mellon Corp/The	3.850%	4/28/28	A+	99,129

40	Barclays Bank PLC	3.750%	5/15/24	A	39,400

40	BB&T Corp	3.700%	6/05/25	A	39,574

19	BGC Partners Inc.	5.375%	12/09/19	BBB–	19,263

86	Boston Properties LP	3.200%	1/15/25	BBB+	81,707

50	Brixmor Operating Partnership LP	3.650%	6/15/24	BBB–	48,038

190	Capital One Financial Corp	3.800%	1/31/28	BBB+	175,055

145	Citigroup Inc.	4.125%	7/25/28	BBB	137,484

288	Citigroup Inc.	4.750%	5/18/46	BBB	268,576

425	Cooperatieve Rabobank UA	3.950%	11/09/22	A–	421,006

8	Delphi Financial Group Inc.	7.875%	1/31/20	BBB	8,396

250	Discover Bank	4.650%	9/13/28	BBB	245,858

30	Discover Financial Services	3.850%	11/21/22	BBB	29,417

50	Fidelity National Financial Inc.	5.500%	9/01/22	BBB	52,680

64	Fifth Third Bancorp	4.300%	1/16/24	BBB+	64,360

171	Fifth Third Bancorp	3.950%	3/14/28	BBB+	166,276

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$142	GATX Corp	4.550%	11/07/28	BBB	$139,391

119	Goldman Sachs Group Inc./The	3.750%	2/25/26	A–	114,158

342	Goldman Sachs Group Inc./The	3.500%	11/16/26	A–	319,482

157	Goldman Sachs Group Inc./The	4.223%	5/01/29	A–	152,223

219	Goldman Sachs Group Inc./The	4.411%	4/23/39	A–	205,515

106	Hartford Financial Services Group Inc./The	4.400%	3/15/48	BBB+	98,380

61	Healthcare Realty Trust Inc.	3.625%	1/15/28	BBB	56,001

53	Hospitality Properties Trust	4.375%	2/15/30	BBB–	48,192

906	HSBC Holdings PLC	4.250%	3/14/24	A–	893,724

92	Humana Inc.	3.850%	10/01/24	BBB	90,828

193	Huntington Bancshares Inc./OH	4.000%	5/15/25	BBB+	191,410

40	International Lease Finance Corp	8.625%	1/15/22	BBB–	45,317

75	Jefferies Financial Group Inc.	5.500%	10/18/23	BBB–	77,572

278	JPMorgan Chase & Co	3.200%	6/15/26	A	259,354

264	JPMorgan Chase & Co	4.005%	4/23/29	A	255,971

20	JPMorgan Chase & Co	4.203%	7/23/29	A	19,695

314	JPMorgan Chase & Co	3.964%	11/15/48	A	275,146

40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	37,565

70	Kilroy Realty LP	3.450%	12/15/24	BBB	66,504

200	Lazard Group LLC	4.500%	9/19/28	BBB+	194,523

14	Lincoln National Corp	4.200%	3/15/22	BBB+	14,189

40	Manulife Financial Corp	4.061%	2/24/32	BBB+	37,187

43	MetLife Inc.	3.000%	3/01/25	A–	40,556

50	Mitsubishi UFJ Financial Group Inc.	3.777%	3/02/25	A	49,179

290	Mitsubishi UFJ Financial Group Inc.	3.850%	3/01/26	A	283,377

184	Morgan Stanley	5.500%	7/28/21	A–	192,730

500	Morgan Stanley	5.000%	11/24/25	BBB+	511,239

149	Morgan Stanley	3.875%	1/27/26	A–	144,061

31	Morgan Stanley	4.350%	9/08/26	BBB+	30,189

142	Morgan Stanley	4.457%	4/22/39	A–	135,786

6	PennantPark Investment Corp	4.500%	10/01/19	BBB–	6,024

100	Physicians Realty LP	3.950%	1/15/28	BBB–	92,019

52	PNC Financial Services Group Inc./The	3.900%	4/29/24	A–	51,580

28	Primerica Inc.	4.750%	7/15/22	BBB+	28,810

264	Prudential Financial Inc.	3.500%	5/15/24	A–	262,312

19	Prudential Financial Inc.	5.875%	9/15/42	BBB	19,769

40	Prudential Financial Inc.	5.375%	5/15/45	BBB	39,100

50	Raymond James Financial Inc.	3.625%	9/15/26	BBB+	47,051

20	Realty Income Corp	3.650%	1/15/28	A–	19,072

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$100	Regions Financial Corp	3.800%	8/14/23	BBB+	$98,968

40	Reinsurance Group of America Inc.	4.700%	9/15/23	BBB+	41,091

100	Santander Holdings USA Inc.	3.700%	3/28/22	BBB	98,293

6	Select Income REIT	3.600%	2/01/20	BBB–	5,963

25	State Street Corp	2.653%	5/15/23	A+	24,128

24	Stifel Financial Corp	3.500%	12/01/20	BBB–	23,845

192	Sumitomo Mitsui Financial Group Inc.	3.784%	3/09/26	A	186,961

240	SunTrust Bank/Atlanta GA	3.300%	5/15/26	BBB+	224,342

212	Synchrony Financial	3.950%	12/01/27	BBB–	186,899

40	Toronto–Dominion Bank/The	3.625%	9/15/31	A–	37,239

20	UnitedHealth Group Inc.	3.850%	6/15/28	A	19,805

4	Unum Group	5.625%	9/15/20	BBB	4,148

70	US Bancorp	3.100%	4/27/26	A	65,299

100	Ventas Realty LP	4.400%	1/15/29	BBB+	97,798

50	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB–	49,938

80	Wells Fargo & Co	2.100%	7/26/21	A	76,767

1,233	Wells Fargo & Co	3.000%	4/22/26	A	1,136,247

50	Wells Fargo & Co	4.750%	12/07/46	A–	47,519

100	Welltower Inc.	4.250%	4/15/28	BBB+	97,569

300	Westpac Banking Corp	4.322%	11/23/31	A–	285,614

100	Willis North America Inc.	4.500%	9/15/28	BBB	98,851
12,606	Total Financials				12,151,031

	Industrial – 17.0%

50	21st Century Fox America Inc.	6.150%	2/15/41	BBB+	60,619

303	AbbVie Inc.	3.600%	5/14/25	BBB+	289,414

29	Allergan	3.850%	6/15/24	BBB–	28,469

70	Amgen Inc.	4.563%	6/15/48	BBB+	64,159

100	Anadarko Petroleum Corp	3.450%	7/15/24	BBB–	95,002

50	Anadarko Petroleum Corp	6.600%	3/15/46	BBB–	55,289

346	Anheuser–Busch InBev Worldwide Inc.	4.000%	4/13/28	BBB+	332,528

50	Apache Corp	4.750%	4/15/43	BBB	44,403

8	AT&T Inc.	4.500%	5/15/35	BBB+	7,218

195	AT&T Inc.	4.300%	12/15/42	BBB+	159,995

279	AT&T Inc.	4.350%	6/15/45	BBB+	228,773

14	AutoNation Inc.	4.500%	10/01/25	BBB–	13,664

30	Baxalta Inc.	4.000%	6/23/25	BBB–	29,241

180	Baxter International Inc.	3.500%	8/15/46	A–	145,361

76	Becton Dickinson and Co	4.685%	12/15/44	BBB–	70,995

100	Bell Canada Inc.	4.464%	4/01/48	BBB+	95,561

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$154	Booking Holdings Inc.	3.550%	3/15/28	BBB+	$144,031

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	38,310

18	BorgWarner Inc.	4.375%	3/15/45	BBB+	16,414

18	Buckeye Partners LP	4.150%	7/01/23	BBB–	17,541

192	Canadian Natural Resources Ltd	3.900%	2/01/25	BBB	186,468

10	Canadian Pacific Railway Co	4.800%	9/15/35	BBB+	10,258

90	Cardinal Health Inc.	4.500%	11/15/44	BBB	75,744

25	CBS Corp	2.900%	1/15/27	BBB	21,925

313	Celgene Corp	3.625%	5/15/24	BBB	303,967

142	Cenovus Energy Inc.	4.250%	4/15/27	BBB–	133,865

250	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB–	251,065

30	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB–	27,001

237	Cimarex Energy Co	4.375%	6/01/24	BBB–	235,958

48	Columbia Pipeline Group Inc.	5.800%	6/01/45	BBB+	51,941

100	Comcast Corp	4.600%	10/15/38	A–	97,846

70	Constellation Brands Inc.	3.600%	2/15/28	BBB–	64,767

226	CVS Health Corp	4.875%	7/20/35	BBB	218,857

6	CVS Health Corp	5.125%	7/20/45	BBB	5,885

100	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB–	116,207

239	Discovery Communications LLC, 144A	3.900%	11/15/24	BBB–	231,459

14	Discovery Communications LLC	4.900%	3/11/26	BBB–	14,158

91	Eaton Corp	4.150%	11/01/42	BBB+	83,411

40	Eaton Corp	4.000%	11/02/32	BBB+	38,700

65	Ecolab Inc.	3.250%	12/01/27	A–	61,515

60	Electronic Arts Inc.	4.800%	3/01/26	BBB+	61,613

150	Embraer Netherlands Finance BV	5.050%	6/15/25	BBB–	153,562

6	Enable Midstream Partners LP	3.900%	5/15/24	BBB–	5,779

60	Energy Transfer Operating LP	5.800%	6/15/38	BBB–	58,990

120	Energy Transfer Operating LP	5.950%	10/01/43	BBB–	116,059

50	Energy Transfer Operating LP	6.125%	12/15/45	BBB–	49,659

157	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	163,885

120	EQM Midstream Partners LP	4.000%	8/01/24	BBB–	115,393

60	Express Scripts Holding Co	4.500%	2/25/26	BBB	60,250

143	FedEx Corp	3.900%	2/01/35	BBB	129,717

6	Flowserve Corp	4.000%	11/15/23	BBB–	5,910

44	Ford Motor Co	6.375%	2/01/29	BBB	44,940

132	Ford Motor Co	4.750%	1/15/43	BBB	103,842

160	Ford Motor Credit Co LLC	3.664%	9/08/24	BBB	145,476

14	Fortive Corp	4.300%	6/15/46	BBB	12,846

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$239	General Motors Co	6.600%	4/01/36	BBB	$244,580

280	Grupo Televisa SAB	5.000%	5/13/45	BBB+	241,500

381	Halliburton Co	3.800%	11/15/25	BBB+	370,638

75	Helmerich & Payne International Drilling Co	4.650%	3/15/25	BBB+	75,915

150	Hess Corp	4.300%	4/01/27	BBB–	140,671

147	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	146,182

50	International Paper Co	4.400%	8/15/47	BBB	42,992

12	Interpublic Group of Cos Inc./The	3.750%	2/15/23	BBB	11,829

78	JM Smucker Co/The	4.250%	3/15/35	BBB	71,177

68	Johnson Controls International plc	4.625%	7/02/44	BBB+	63,856

137	Johnson Controls International plc	5.125%	9/14/45	BBB+	135,879

235	Kinder Morgan Inc./DE	4.300%	3/01/28	BBB–	227,183

4	Kohl’s Corp	4.250%	7/17/25	BBB	3,966

168	Kraft Heinz Foods Co	5.000%	7/15/35	BBB–	159,208

18	Lockheed Martin Corp	3.600%	3/01/35	BBB+	16,246

104	Macy’s Retail Holdings Inc.	6.650%	7/15/24	BBB–	112,435

267	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	231,939

330	Marathon Petroleum Corp	3.625%	9/15/24	BBB	321,604

44	Marriott International Inc./MD	4.500%	10/01/34	BBB	42,560

98	McDonald’s Corp	4.700%	12/09/35	BBB+	98,550

97	McDonald’s Corp	4.875%	7/15/40	BBB+	96,522

90	Mondelez International Inc.	4.125%	5/07/28	BBB	88,069

78	Mosaic Co/The	4.050%	11/15/27	BBB–	74,021

31	MPLX LP	4.500%	7/15/23	BBB–	31,465

123	Mylan NV	3.150%	6/15/21	BBB–	120,109

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	39,864

103	Newell Brands Inc.	5.375%	4/01/36	BBB–	92,408

341	Newmont Mining Corp	3.500%	3/15/22	BBB	336,676

13	Noble Energy Inc.	3.900%	11/15/24	BBB–	12,636

55	Nordstrom Inc.	6.950%	3/15/28	BBB+	61,183

50	Nutrien Ltd	6.125%	1/15/41	BBB	53,509

40	ONEOK Inc.	4.550%	7/15/28	BBB–	39,150

70	Oracle Corp	3.800%	11/15/37	A+	63,808

96	Orange SA	5.375%	1/13/42	BBB+	102,775

80	Perrigo Finance Unlimited Co	3.500%	3/15/21	BBB–	78,989

306	Phillips 66	4.650%	11/15/34	BBB+	299,479

122	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	122,724

27	Rayonier Inc.	3.750%	4/01/22	BBB–	26,654

87	Republic Services Inc.	3.950%	5/15/28	BBB	85,090

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$128	Reynolds American Inc.	5.700%	8/15/35	BBB	$130,804

100	Rogers Communications Inc.	5.000%	3/15/44	BBB+	100,955

100	RPM International Inc.	4.250%	1/15/48	BBB	83,396

111	Seagate HDD Cayman	4.875%	6/01/27	BBB–	98,106

125	Spectra Energy Partners LP	4.500%	3/15/45	BBB	113,647

9	Tapestry Inc.	4.250%	4/01/25	BBB–	8,829

150	Total System Services Inc.	4.450%	6/01/28	BBB–	147,660

2	Tyson Foods Inc.	4.875%	8/15/34	BBB	1,961

295	Valero Energy Corp	3.650%	3/15/25	BBB	284,040

2	Verizon Communications Inc.	4.400%	11/01/34	BBB+	1,885

301	Verizon Communications Inc.	4.750%	11/01/41	BBB+	282,017

244	Viacom Inc.	4.250%	9/01/23	BBB–	243,617

145	Walgreen Co	4.400%	9/15/42	BBB	127,957

170	Walgreens Boots Alliance Inc.	4.500%	11/18/34	BBB	159,289

50	Warner Media LLC	3.875%	1/15/26	BBB+	47,899

30	Warner Media LLC	5.375%	10/15/41	BBB+	28,708

50	Warner Media LLC	4.900%	6/15/42	BBB+	44,578

11	Waste Management Inc.	3.900%	3/01/35	BBB+	10,361

50	Western Gas Partners LP	4.650%	7/01/26	BBB–	48,699

30	Williams Cos Inc./The	3.750%	6/15/27	BBB–	27,934

17	Worthington Industries Inc.	4.550%	4/15/26	BBB–	16,774

30	WPP Finance 2010	3.750%	9/19/24	BBB	28,578

40	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	BBB–	35,805

120	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	BBB–	125,991
12,724	Total Industrial				12,179,436

	Utility – 10.1%

50	American Electric Power Co Inc.	3.200%	11/13/27	BBB+	46,388

150	Appalachian Power Co	5.800%	10/01/35	BBB+	167,705

123	Appalachian Power Co	4.400%	5/15/44	BBB+	117,956

200	Black Hills Corp	3.150%	1/15/27	BBB+	183,069

10	Black Hills Corp	4.200%	9/15/46	BBB+	8,894

90	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	88,639

16	CenterPoint Energy Resources Corp	4.100%	9/01/47	BBB+	14,158

341	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB–	317,722

85	CMS Energy Corp	4.700%	3/31/43	BBB	83,368

86	Dominion Energy Inc.	5.250%	8/01/33	BBB	90,694

307	Dominion Energy Inc.	4.700%	12/01/44	BBB	300,079

218	DTE Electric Co	3.750%	8/15/47	A+	196,976

100	DTE Energy Co	3.700%	8/01/23	BBB+	99,273

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$124	Duke Energy Corp	2.650%	9/01/26	BBB+	$110,937

241	Duke Energy Corp	3.750%	9/01/46	BBB+	205,543

204	Duke Energy Progress LLC	3.600%	9/15/47	A+	174,931

8	El Paso Electric Co	5.000%	12/01/44	BBB	7,863

44	Emera US Finance LP	3.550%	6/15/26	BBB–	40,782

273	Emera US Finance LP	4.750%	6/15/46	BBB–	255,300

100	Enel Chile SA	4.875%	6/12/28	BBB	99,100

153	Entergy Corp	2.950%	9/01/26	BBB	138,534

96	Exelon Corp	4.950%	6/15/35	BBB	96,752

290	Exelon Corp	4.450%	4/15/46	BBB	271,486

80	Indiana Michigan Power Co	3.200%	3/15/23	A–	78,416

103	Indiana Michigan Power Co	3.750%	7/01/47	A–	90,992

22	Interstate Power & Light Co	4.700%	10/15/43	BBB+	21,953

10	ITC Holdings Corp	3.250%	6/30/26	BBB+	9,352

27	ITC Holdings Corp	5.300%	7/01/43	BBB+	29,187

54	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	56,325

27	Kansas City Power & Light Co	5.300%	10/01/41	BBB+	29,121

17	Kansas City Power & Light Co	4.200%	6/15/47	BBB+	15,509

17	National Grid USA	5.803%	4/01/35	BBB+	18,929

220	NiSource Inc.	3.950%	3/30/48	BBB	189,424

32	NiSource Inc.	5.250%	2/15/43	BBB	33,183

105	NiSource Inc.	4.800%	2/15/44	BBB	103,103

60	Pacific Gas & Electric Co	2.950%	3/01/26	BBB+	53,240

1,750	Pacific Gas & Electric Co, 144A	4.650%	8/01/28	BBB+	1,721,637

75	Pacific Gas & Electric Co	5.125%	11/15/43	BBB+	71,899

50	Pacific Gas & Electric Co	4.750%	2/15/44	BBB+	45,501

100	Pacific Gas & Electric Co	4.250%	3/15/46	BBB+	84,920

130	PPL Capital Funding Inc.	4.700%	6/01/43	BBB	126,017

14	PSEG Power LLC	4.300%	11/15/23	BBB+	14,101

2	Public Service Co of New Mexico	3.850%	8/01/25	BBB	1,938

112	Puget Energy Inc.	3.650%	5/15/25	BBB–	107,336

247	Sempra Energy	4.050%	12/01/23	BBB+	247,258

75	South Carolina Electric & Gas Co	4.350%	2/01/42	BBB+	70,650

100	Southern California Edison Co	3.400%	6/01/23	A	98,934

170	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	157,865

29	Southern Co/The	4.250%	7/01/36	BBB+	27,028

250	Southern Co/The	4.400%	7/01/46	BBB+	229,701

200	Southwestern Electric Power Co	4.100%	9/15/28	BBB+	196,863

38	Southwestern Electric Power Co	3.850%	2/01/48	BBB+	32,632

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$90	Spire Inc.	4.700%	8/15/44	BBB	$86,885

9	TransAlta Corp	4.500%	11/15/22	BBB–	8,778

20	Xcel Energy Inc.	4.800%	9/15/41	BBB+	20,124
7,544	Total Utility				7,194,950
$32,874	Total Corporate Debt (cost $32,966,772)				31,525,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 29.4%

$500	Benchmark Mortgage Trust Series 2018-B1 Class A2	3.571%	1/15/51	AAA	$498,687

600	Commercial Mortgage Pass Through Certificates, Series 2015-LC19	3.527%	2/10/48	AA+	584,867

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	AA	492,615

2,185	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	2,201,710

748	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	731,137

905	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	907,220

73	Fannie Mae Pool MA1489	3.000%	7/01/43	N/R	69,611

2,225	Fannie Mae Pool MA2929	3.500%	3/01/47	N/R	2,171,770

1,183	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	1,152,600

921	Fannie Mae Pool MA3211	4.000%	12/01/47	N/R	922,703

931	Fannie Mae Pool MA3239	4.000%	1/01/48	N/R	931,538

955	Fannie Mae Pool MA3276	3.500%	2/01/48	N/R	930,088

470	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	469,755

481	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	468,216

166	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	166,113

939	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	942,037

477	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	464,100

889	Freddie Mac Gold Pool G08831, (WI/DD)	4.000%	8/01/48	N/R	889,241

67	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	68,104

798	Ginnie Mae II Pool MA3310	3.500%	12/20/45	N/R	785,576

232	Ginnie Mae II Pool MA3311	4.000%	12/20/45	N/R	235,755

289	Ginnie Mae II Pool MA3874	3.500%	8/20/46	N/R	283,918

184	Ginnie Mae II Pool MA3937	3.500%	9/20/46	N/R	180,857

475	Ginnie Mae II Pool MA4900	3.500%	12/20/47	N/R	466,992

2,109	Ginnie Mae II Pool MA4962	3.500%	1/20/48	N/R	2,073,015

986	Ginnie Mae II Pool MA5264	4.000%	6/20/48	N/R	993,493

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	495,543

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	500,566
$21,288	Total Securitized (cost $21,907,112)				21,077,827

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 22.4%

$358	U.S. Treasury Notes	0.750%	8/15/19	AAA	$352,728

107	U.S. Treasury Notes	0.875%	9/15/19	AAA	105,341

4,382	U.S. Treasury Notes	1.750%	11/30/19	AAA	4,335,784

120	U.S. Treasury Notes	2.625%	7/31/20	AAA	119,512

400	U.S. Treasury Notes	2.625%	7/15/21	AAA	396,875

9,469	U.S. Treasury Notes	2.000%	12/31/21	AAA	9,199,725

348	U.S. Treasury Notes	1.875%	9/30/22	AAA	333,985

600	U.S. Treasury Notes	2.875%	9/30/23	AAA	596,883

160	U.S. Treasury Notes	2.750%	11/15/23	AAA	158,187

54	U.S. Treasury Notes	2.250%	11/15/24	AAA	51,627

38	U.S. Treasury Notes	2.000%	8/15/25	AAA	35,487

13	U.S. Treasury Notes	2.250%	2/15/27	AAA	12,171

11	U.S. Treasury Notes	2.375%	5/15/27	AAA	10,383

50	U.S. Treasury Notes	2.750%	2/15/28	AAA	48,387

260	U.S. Treasury Notes	2.875%	5/15/28	AAA	254,048
$16,370	Total U.S. Treasury (cost $16,100,696)				16,011,123

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 2.7%

	Government Agency – 0.6%

$6	Inter-American Development Bank	3.200%	8/07/42	AAA	$5,603

214	Petroleos Mexicanos	6.000%	3/05/20	BBB	216,940

95	Petroleos Mexicanos, 144A	5.350%	2/12/28	BBB	84,636

120	Tennessee Valley Authority	3.500%	12/15/42	AAA	112,224
435	Total Government Agency				419,403

	Municipal Bonds – 0.9% (3)

10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	9,485

88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA–	93,252

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	93,976

100	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AA	88,286

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B (No Optional Call)	3.086%	9/15/51	AA+	48,139

30	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	30,468

106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	110,491

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Municipal Bonds (3) (continued)

$42	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B (No Optional Call)	3.798%	12/01/46	AA	$38,848

60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	66,547

86	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	90,963
682	Total Municipal Bonds				670,455

	Sovereign Debt – 1.2%

60	Republic of Chile	3.625%	10/30/42	A+	53,722

120	Republic of Colombia	6.125%	1/18/41	BBB	129,721

80	Republic of Italy	5.375%	6/15/33	BBB	80,164

60	Republic of Panama	4.300%	4/29/53	BBB	53,641

12	Republic of Peru	4.125%	8/25/27	BBB+	12,090

10	Republic of Uruguay	5.100%	6/18/50	BBB	9,475

396	United Mexican States	4.750%	3/08/44	BBB+	351,058

160	United Mexican States	4.350%	1/15/47	BBB+	133,279
898	Total Sovereign Debt				823,150
$2,015	Total Government Related (cost $2,123,956)				1,913,008
	Total Long-Term Investments (cost $73,098,536)				70,527,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT–TERM INVESTMENTS – 1.3%

	GOVERNMENT RELATED – 1.3%

$940	Federal Home Loan Banks, Discount Notes	0.000%	11/01/18	N/R	$940,000
$940	Total Short-Term Investments (cost $940,000)				940,000
	Total Investments (cost $74,038,536) – 99.9%				71,467,375
	Other Assets Less Liabilities – 0.1%				59,143
	Net Assets – 100%				$71,526,518

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$31,525,417	$—	$31,525,417
Securitized	—	21,077,827	—	21,077,827
U.S. Treasury	—	16,011,123	—	16,011,123
Government Related	—	1,913,008	—	1,913,008
Short-Term Investments:
Government Related	—	940,000	—	940,000
Total	$—	$71,467,375	$—	$71,467,375

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

Tax cost of investments	$74,207,109
Gross unrealized:
Appreciation	$1,791
Depreciation	(2,741,525)
Net unrealized appreciation (depreciation) of investments	$(2,739,734)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.9%

	CORPORATE DEBT – 53.2%

	Financials – 30.0%

$126	Air Lease Corp	4.750%	3/01/20	BBB	$127,842

100	Aircastle Ltd	4.400%	9/25/23	BBB–	99,221

180	American Express Credit Corp	2.250%	5/05/21	A	175,039

261	American International Group Inc.	3.375%	8/15/20	BBB+	260,529

63	Ameriprise Financial Inc.	5.300%	3/15/20	A–	64,750

243	Bank of America Corp	2.250%	4/21/20	A	239,481

151	Bank of America Corp	5.000%	5/13/21	A	156,311

100	Bank of Montreal	3.100%	4/13/21	AA–	99,366

93	Bank of New York Mellon Corp/The	2.600%	2/07/22	A+	90,487

250	Bank of New York Mellon Corp/The	3.450%	8/11/23	A+	248,134

135	BB&T Corp	2.050%	5/10/21	A	130,711

56	BlackRock Inc.	4.250%	5/24/21	AA–	57,311

54	BNP Paribas SA	5.000%	1/15/21	A+	55,717

69	Canadian Imperial Bank of Commerce	2.100%	10/05/20	AA–	67,437

319	Capital One Financial Corp	4.750%	7/15/21	BBB+	328,263

153	Citigroup Inc.	2.700%	3/30/21	A–	149,836

190	Citigroup Inc.	4.044%	6/01/24	A–	189,516

240	Citizens Financial Group Inc.	2.375%	7/28/21	BBB+	231,350

126	Cooperatieve Rabobank UA	4.500%	1/11/21	AA–	128,423

144	Credit Suisse AG/New York NY	5.400%	1/14/20	BBB	147,113

72	Fifth Third Bancorp	2.875%	7/27/20	BBB+	71,351

147	Fifth Third Bancorp	2.600%	6/15/22	BBB+	141,299

54	First Horizon National Corp	3.500%	12/15/20	BBB–	53,968

378	Goldman Sachs Group Inc./The	5.375%	3/15/20	A–	388,108

449	HSBC Holdings PLC	5.100%	4/05/21	A+	464,387

112	Humana Inc.	2.900%	12/15/22	BBB	107,917

132	Huntington Bancshares Inc./OH	3.150%	3/14/21	BBB+	130,502

72	Intercontinental Exchange Inc.	2.750%	12/01/20	A	71,177

370	JPMorgan Chase & Co	4.500%	1/24/22	A	380,245

100	JPMorgan Chase & Co	3.797%	7/23/24	A	99,332

153	KeyCorp	2.900%	9/15/20	BBB+	151,591

25	Lazard Group LLC	4.250%	11/14/20	BBB+	25,324

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$54	Lincoln National Corp	6.250%	2/15/20	BBB+	$55,871

94	Lloyds Bank PLC	6.375%	1/21/21	A+	99,548

250	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	A	248,701

189	Morgan Stanley	2.650%	1/27/20	A–	187,623

567	Morgan Stanley	2.625%	11/17/21	A–	549,900

72	MUFG Americas Holdings Corp	2.250%	2/10/20	A	71,399

63	Nasdaq Inc.	5.550%	1/15/20	BBB	64,597

63	Northern Trust Corp	3.375%	8/23/21	A+	63,113

230	PNC Financial Services Group Inc./The	3.300%	3/08/22	A	227,725

144	Regions Financial Corp	3.200%	2/08/21	BBB+	142,750

63	Reinsurance Group of America Inc.	6.450%	11/15/19	BBB+	64,890

162	Santander UK PLC	2.375%	3/16/20	A+	159,998

69	SL Green Realty Corp	4.500%	12/01/22	BBB–	69,470

54	Stifel Financial Corp	3.500%	12/01/20	BBB–	53,651

108	Sumitomo Mitsui Financial Group Inc.	2.934%	3/09/21	A	106,547

250	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	A	249,070

114	SunTrust Banks Inc.	2.900%	3/03/21	BBB+	112,257

40	SVB Financial Group	5.375%	9/15/20	BBB+	41,305

135	Synchrony Financial	3.000%	8/15/19	BBB–	134,448

100	Toronto-Dominion Bank/The	3.150%	9/17/20	AA	99,853

135	US Bancorp	2.625%	1/24/22	A+	131,480

302	Wells Fargo & Co	3.500%	3/08/22	A	299,129

150	Welltower Inc.	3.950%	9/01/23	BBB+	149,630

189	Westpac Banking Corp	2.000%	8/19/21	AA–	181,004
8,714	Total Financials				8,695,997

	Industrial – 11.7%

100	3M Co	3.000%	9/14/21	A+	99,701

100	AbbVie Inc.	3.750%	11/14/23	BBB+	99,044

47	Agilent Technologies Inc.	5.000%	7/15/20	BBB+	48,217

63	Aptiv PLC	3.150%	11/19/20	BBB	62,301

249	AT&T Inc.	3.800%	3/15/22	BBB+	248,676

148	Becton Dickinson and Co	3.125%	11/08/21	BBB–	145,570

54	Boston Scientific Corp	6.000%	1/15/20	BBB	55,667

69	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	66,004

128	CBS Corp, 144A	2.900%	6/01/23	BBB	120,847

128	Celgene Corp	2.750%	2/15/23	BBB	121,740

100	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB–	100,186

63	Columbia Pipeline Group Inc.	3.300%	6/01/20	BBB+	62,740

128	Constellation Brands Inc.	2.650%	11/07/22	BBB–	122,559

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$54	CSX Corp	4.250%	6/01/21	BBB+	$55,005

90	CVS Health Corp	4.125%	5/15/21	BBB	91,082

54	DR Horton Inc.	4.000%	2/15/20	BBB–	54,248

103	eBay Inc.	2.875%	8/01/21	BBB+	101,125

148	Fortive Corp	2.350%	6/15/21	BBB	143,113

442	General Motors Financial Co Inc.	4.375%	9/25/21	BBB	445,926

100	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	99,694

100	Keurig Dr Pepper Inc., 144A	4.057%	5/25/23	BBB	99,463

63	Laboratory Corp of America Holdings	4.625%	11/15/20	BBB	64,240

54	Life Technologies Corp	6.000%	3/01/20	BBB	55,720

63	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	63,811

63	McDonald’s Corp	2.625%	1/15/22	BBB+	61,270

128	Mosaic Co/The	3.250%	11/15/22	BBB–	124,207

63	Norfolk Southern Corp	3.250%	12/01/21	BBB+	62,535

47	Phillips 66 Partners LP	2.646%	2/15/20	BBB–	46,483

48	Pioneer Natural Resources Co	7.500%	1/15/20	BBB	50,253

54	Quest Diagnostics Inc.	4.700%	4/01/21	BBB	55,372

54	Roper Technologies Inc.	2.800%	12/15/21	BBB	52,534

42	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	42,695

100	Total System Services Inc.	4.000%	6/01/23	BBB–	100,285

54	Valero Energy Corp	6.125%	2/01/20	BBB	55,822

63	Western Union Co/The	5.253%	4/01/20	BBB	64,361

54	Xylem Inc./NY	4.875%	10/01/21	BBB	55,634
3,418	Total Industrial				3,398,130

	Utility – 11.5%

72	Ameren Corp	2.700%	11/15/20	BBB+	70,942

99	Appalachian Power Co	4.600%	3/30/21	BBB+	101,322

72	CenterPoint Energy Resources Corp	4.500%	1/15/21	BBB+	73,240

100	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	98,870

81	Consolidated Edison Inc.	2.000%	5/15/21	BBB+	78,134

69	Dominion Energy Inc.	4.104%	4/01/21	BBB	69,559

340	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	333,761

135	Duke Energy Corp	3.550%	9/15/21	BBB+	134,912

90	Entergy Corp	5.125%	9/15/20	BBB	91,924

112	Eversource Energy	2.500%	3/15/21	A–	109,888

312	Eversource Energy	2.750%	3/15/22	A–	304,943

69	Georgia Power Co	2.000%	9/08/20	A–	67,217

128	ITC Holdings Corp	2.700%	11/15/22	BBB+	122,384

64	LG&E & KU Energy LLC	3.750%	11/15/20	BBB+	64,325

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$72	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	$70,974

63	NextEra Energy Capital Holdings Inc.	4.500%	6/01/21	BBB+	64,211

112	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	BBB+	107,449

64	Pacific Gas & Electric Co	4.250%	5/15/21	BBB+	64,479

99	PacifiCorp	2.950%	2/01/22	A+	97,649

72	PSEG Power LLC	5.125%	4/15/20	BBB+	73,635

100	PSEG Power LLC	3.850%	6/01/23	BBB+	99,285

56	Sempra Energy	2.850%	11/15/20	BBB+	55,253

154	Southern California Edison Co	1.845%	2/01/22	A	150,086

100	Southern California Edison Co	3.400%	6/01/23	A	98,934

543	Southern Co/The	2.350%	7/01/21	BBB+	524,677

81	Virginia Electric & Power Co	2.950%	1/15/22	A–	79,611

135	Xcel Energy Inc.	2.400%	3/15/21	BBB+	131,708
3,394	Total Utility				3,339,372
$15,526	Total Corporate Debt (cost $15,667,798)				15,433,499

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 24.2%

$1,137	U.S. Treasury Notes	1.375%	2/15/20	AAA	$1,116,570

1,406	U.S. Treasury Notes	1.625%	3/15/20	AAA	1,383,702

500	U.S. Treasury Notes	2.625%	7/15/21	AAA	496,094

755	U.S. Treasury Notes	1.875%	2/28/22	AAA	729,342

900	U.S. Treasury Notes	1.750%	6/30/22	AAA	862,312

372	U.S. Treasury Notes	2.000%	10/31/22	AAA	358,428

225	U.S. Treasury Notes	2.000%	11/30/22	AAA	216,615

600	U.S. Treasury Notes	2.375%	1/31/23	AAA	585,656

400	U.S. Treasury Notes	2.500%	3/31/23	AAA	392,109

900	U.S. Treasury Notes	2.750%	4/30/23	AAA	891,457
$7,195	Total U.S. Treasury (cost $7,133,755)				7,032,285

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 21.2%

$500	American Express Credit Account Master Trust, Series AMXCA 2018-4 A	2.990%	12/15/23	AAA	$497,428

100	Benchmark Mortgage Trust, Series 2018-B1 Class A2	3.571%	1/15/51	AAA	99,737

500	CarMax Mortgage Trust, Series 2018-3 Class A3	3.130%	6/15/23	AAA	499,067

500	Commercial Mortgage Pass-Through Certificates 2015-CR22	2.856%	3/10/48	Aaa	497,858

250	Discover Card Execution Note Trust, Series 2018-A4 Class A4	3.110%	1/16/24	AAA	249,412

700	Fannie Mae Mortgage Pool FN BM3087	4.000%	12/01/32	N/R	712,323

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED (continued)

$247	Fannie Mae Mortgage Pool FN MA3490	4.000%	10/01/33	N/R	$252,029

500	Ford Credit Auto Owner Trust 2016-1, 144A	2.310%	8/15/27	AAA	488,359

1,536	Freddie Mac Gold Mortgage Pool FG G18642	3.500%	4/01/32	N/R	1,536,530

100	GM Financial Automobile Leasing Trust, Series 2018-3 Class A4	3.300%	7/20/22	AAA	99,882

675	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2015-C28	2.773%	10/15/48	Aaa	670,197

550	Wells Fargo Commercial Mortgage Trust 2016-C32, Series WFCM 2016-C32 ASB	3.324%	1/15/59	Aaa	543,902
$6,158	Total Securitized (cost $6,268,302)				6,146,724

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 0.3%

	Government Agency – 0.3%

$91	Petroleos Mexicanos	3.500%	7/23/20	BBB	$89,066
$91	Total Government Related (cost $91,415)				89,066
	Total Long-Term Investments (cost $29,161,270)				28,701,574

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	GOVERNMENT RELATED – 0.7%

$200	Federal Home Loan Banks, Discount Notes	0.000%	11/01/18	N/R	$200,000
$200	Total Short-Term Investments (cost $200,000)				200,000
	Total Investments (cost $29,361,270) – 99.6%				28,901,574
	Other Assets Less Liabilities – 0.4%				120,675
	Net Assets – 100%				$29,022,249

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$—	$15,433,499	$—	$15,433,499
U.S. Treasury	—	7,032,285	—	7,032,285
Securitized	—	6,146,724	—	6,146,724
Government Related	—	89,066	—	89,066
Short-Term Investments:
Government Related	—	200,000	—	200,000
Total	$—	$28,901,574	$—	$28,901,574

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

Tax cost of investments	$29,515,124
Gross unrealized:
Appreciation	$1,076
Depreciation	(614,626)
Net unrealized appreciation (depreciation) of investments	$(613,550)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.2%

	U.S. TREASURY – 39.1%

$2,268	U.S. Treasury Notes	1.375%	9/30/19	AAA	$2,241,156

5,538	U.S. Treasury Notes	1.375%	9/15/20	AAA	5,388,517

2,386	U.S. Treasury Notes	1.875%	9/30/22	AAA	2,289,908

1,000	U.S. Treasury Notes	2.750%	7/31/23	AAA	989,648

1,764	U.S. Treasury Notes	2.125%	9/30/24	AAA	1,676,834

991	U.S. Treasury Notes	2.125%	11/30/24	AAA	940,444

1,648	U.S. Treasury Notes	2.250%	8/15/27	AAA	1,535,537

236	U.S. Treasury Notes	2.250%	11/15/27	AAA	219,452

574	U.S. Treasury Notes	2.750%	2/15/28	AAA	555,480

2,106	U.S. Treasury Notes	2.750%	8/15/47	AAA	1,852,786
$18,511	Total U.S. Treasury (cost $18,264,836)				17,689,762

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 28.7%

$250	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	AAA	$246,246

500	Commercial Mortgage Pass Through Certificates, Series 2015-LC19	3.183%	2/10/48	AAA	483,713

1,158	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	1,158,481

3,108	Fannie Mae Pool MA3120	3.500%	9/01/47	N/R	3,028,277

3,308	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	3,131,567

99	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	100,812

975	Freddie Mac Gold Pool PG08814	4.000%	5/01/48	N/R	976,037

3,057	Ginnie Mae II Pool MA3663	3.500%	5/20/46	N/R	3,008,253

547	Ginnie Mae II Pool MA5398, (WI/DD)	4.000%	8/20/48	N/R	551,329

300	Wells Fargo Commercial Mortgage Trust 2016-C32, Series WFCM 2016-C32 ASB	3.324%	1/15/59	AAA	296,674
$13,302	Total Securitized (cost $13,530,246)				12,981,389

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE DEBT – 26.3%

	Financials – 8.6%

$67	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	BBB	$66,959

42	Allstate Corp/The	4.500%	6/15/43	A-	41,507

103	American Express Co	3.400%	2/27/23	A-	100,977

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$42	Ameriprise Financial Inc.	4.000%	10/15/23	A-	$42,382

85	Bank of Montreal	3.803%	12/15/32	BBB+	77,908

100	Bank of New York Mellon Corp/The	3.450%	8/11/23	A+	99,254

84	Bank of New York Mellon Corp/The	3.300%	8/23/29	A	77,656

87	Bank of Nova Scotia/The	2.450%	9/19/22	AA-	83,463

42	BlackRock Inc.	3.500%	3/18/24	AA-	41,872

66	Boston Properties LP	3.850%	2/01/23	BBB+	65,950

56	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	55,683

67	Brookfield Finance LLC	4.000%	4/01/24	BBB	66,455

100	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA-	98,697

58	Chubb Corp/The	6.000%	5/11/37	A	68,582

100	Citigroup Inc.	4.044%	6/01/24	BBB+	99,745

207	Citigroup Inc.	4.125%	7/25/28	BBB	196,270

100	Citigroup Inc.	4.650%	7/23/48	BBB+	96,571

463	Cooperatieve Rabobank UA	3.875%	2/08/22	A+	465,469

112	Deutsche Bank AG/New York NY	4.250%	10/14/21	BBB-	111,081

42	Franklin Resources Inc.	2.800%	9/15/22	A	40,700

70	HCP Inc.	3.150%	8/01/22	BBB	67,932

67	Host Hotels & Resorts LP	4.750%	3/01/23	BBB	68,066

70	KeyCorp	5.100%	3/24/21	BBB+	72,452

46	Liberty Property LP	3.375%	6/15/23	BBB	44,752

140	Manulife Financial Corp	4.900%	9/17/20	A-	143,669

98	Marsh & McLennan Cos Inc.	4.800%	7/15/21	A-	100,620

100	Mitsubishi UFJ Financial Group Inc.	3.961%	3/02/28	A	97,959

42	Northern Trust Corp	3.950%	10/30/25	A	42,343

62	ORIX Corp	2.900%	7/18/22	A-	59,703

120	PNC Financial Services Group Inc./The	3.900%	4/29/24	A-	119,031

100	Prologis LP	3.875%	9/15/28	A-	99,216

80	Prudential Financial Inc.	3.905%	12/07/47	A-	69,566

84	RBC USA Holdco Corp	5.250%	9/15/20	A-	86,526

42	Regency Centers Corp	3.750%	11/15/22	BBB+	41,542

100	Regions Financial Corp	3.800%	8/14/23	BBB+	98,968

38	Santander Holdings USA Inc.	4.500%	7/17/25	BBB+	37,158

58	Santander UK PLC	4.000%	3/13/24	A	57,697

42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	42,400

70	State Street Corp	3.100%	5/15/23	A	68,019

100	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	A-	100,286

98	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	A-	91,927

229	Toronto-Dominion Bank/The	2.125%	4/07/21	AA-	222,541

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$92	Westpac Banking Corp	4.322%	11/23/31	BBB+	$87,588
3,971	Total Financials				3,917,142

	Industrial – 15.8%

100	AbbVie Inc.	3.750%	11/14/23	BBB	99,044

108	AbbVie Inc.	4.500%	5/14/35	BBB	99,607

71	American Honda Finance Corp	1.650%	7/12/21	A	67,909

205	American Tower Corp	5.000%	2/15/24	BBB-	212,544

79	Amgen Inc.	4.400%	5/01/45	BBB+	71,875

84	Analog Devices Inc.	2.500%	12/05/21	BBB	81,238

54	Apple Inc.	4.500%	2/23/36	AA+	56,155

98	Apple Inc.	3.850%	5/04/43	AA+	90,157

56	Applied Materials Inc.	5.100%	10/01/35	A-	58,774

9	Archer-Daniels-Midland Co	5.765%	3/01/41	A	10,516

53	AstraZeneca PLC	6.450%	9/15/37	BBB+	62,361

26	Becton Dickinson and Co	5.000%	11/12/40	BBB-	25,427

100	Bell Canada Inc.	4.464%	4/01/48	BBB+	95,561

122	Biogen Inc.	3.625%	9/15/22	BBB+	121,741

72	Booking Holdings Inc.	2.750%	3/15/23	BBB+	68,796

56	Bristol-Myers Squibb Co	2.000%	8/01/22	A	53,365

56	Broadridge Financial Solutions Inc.	3.950%	9/01/20	BBB+	56,317

28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	26,784

71	Cardinal Health Inc.	2.616%	6/15/22	BBB	67,869

56	Cardinal Health Inc.	3.200%	3/15/23	BBB	54,197

85	Caterpillar Financial Services Corp	2.550%	11/29/22	A	81,972

56	Caterpillar Inc.	3.803%	8/15/42	A	51,062

75	Celgene Corp	5.000%	8/15/45	BBB	70,131

28	Clorox Co/The	3.050%	9/15/22	BBB+	27,659

80	Coca-Cola Co/The	2.500%	4/01/23	A+	77,221

42	CSX Corp	4.250%	11/01/66	BBB+	35,793

60	Deere & Co	3.900%	6/09/42	A	56,778

72	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	81,264

85	Discovery Communications LLC, 144A	3.500%	6/15/22	BBB-	83,284

56	Discovery Communications LLC	5.000%	9/20/37	BBB-	52,268

42	Eaton Corp	4.000%	11/02/32	BBB+	40,636

90	Ecolab Inc.	3.250%	12/01/27	A-	85,174

42	Enbridge Inc.	6.000%	1/15/77	BBB-	39,268

188	Fortive Corp	2.350%	6/15/21	BBB	181,793

114	Gilead Sciences Inc.	4.000%	9/01/36	A-	104,097

100	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	99,694

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$97	Home Depot Inc./The	5.400%	9/15/40	A	$109,092

56	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	57,009

28	International Business Machines Corp	5.600%	11/30/39	A	31,443

94	International Flavors & Fragrances Inc.	3.200%	5/01/23	BBB-	90,846

156	Kellogg Co	2.650%	12/01/23	BBB	146,389

231	Keurig Dr Pepper Inc.	3.130%	12/15/23	BBB	219,319

36	Kimberly-Clark Corp	6.625%	8/01/37	A	45,718

104	Kraft Heinz Foods Co	5.000%	7/15/35	BBB-	98,557

70	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	68,951

56	Lam Research Corp	2.800%	6/15/21	BBB+	54,870

67	Lowe’s Cos Inc.	4.650%	4/15/42	A-	66,622

28	Mastercard Inc.	2.000%	11/21/21	A	26,980

180	McCormick & Co Inc./MD	2.700%	8/15/22	BBB	173,114

136	Microsoft Corp	3.450%	8/08/36	AAA	125,138

126	Microsoft Corp	3.700%	8/08/46	AAA	115,970

108	Moody’s Corp	4.500%	9/01/22	BBB+	110,688

56	Moody’s Corp	2.625%	1/15/23	BBB+	53,520

126	Motorola Solutions Inc.	3.500%	3/01/23	BBB-	122,190

201	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	190,395

36	Newell Brands Inc.	5.375%	4/01/36	BBB-	32,298

42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	42,498

90	NVIDIA Corp	2.200%	9/16/21	A-	87,290

126	ONEOK Inc.	4.550%	7/15/28	BBB-	123,324

115	Oracle Corp	3.250%	11/15/27	A+	108,749

152	Oracle Corp	3.850%	7/15/36	A+	140,177

130	Orange SA	4.125%	9/14/21	BBB+	132,445

134	PACCAR Financial Corp	2.300%	8/10/22	A+	128,520

86	Praxair Inc.	2.700%	2/21/23	A	83,353

28	Quest Diagnostics Inc.	4.250%	4/01/24	BBB	28,294

70	Rockwell Collins Inc.	3.700%	12/15/23	BBB	69,399

36	Roper Technologies Inc.	3.125%	11/15/22	BBB-	35,065

63	Seagate HDD Cayman	4.750%	6/01/23	BBB-	59,971

66	Target Corp	4.000%	7/01/42	A	61,494

68	Telefonica Emisiones SAU	5.462%	2/16/21	BBB	70,620

56	Tyco Electronics Group SA	3.500%	2/03/22	A-	55,873

145	Union Pacific Corp	3.600%	9/15/37	BBB+	127,228

28	United Parcel Service Inc.	6.200%	1/15/38	A+	33,897

85	United Parcel Service Inc.	3.750%	11/15/47	A+	74,581

94	Visa Inc.	4.150%	12/14/35	A+	93,898

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$210	VMware Inc.	2.950%	8/21/22	BBB-	$201,048

72	Vodafone Group PLC	6.150%	2/27/37	BBB+	75,958

288	Walt Disney Co/The	2.350%	12/01/22	A	275,746

44	Weyerhaeuser Co	4.625%	9/15/23	Aaa	45,368

167	WPP Finance 2010	3.625%	9/07/22	BBB	163,275

72	Xerox Corp	3.625%	3/15/23	BBB-	65,937

70	Xylem Inc./NY	4.875%	10/01/21	BBB	72,118

100	Zoetis Inc.	3.900%	8/20/28	BBB	96,953
7,348	Total Industrial				7,140,519

	Utility – 1.9%

80	Alabama Power Co	6.000%	3/01/39	A+	94,234

28	Commonwealth Edison Co	6.450%	1/15/38	A	34,620

42	Consolidated Edison Co of New York Inc.	5.500%	12/01/39	A-	47,157

100	Entergy Louisiana LLC	4.000%	3/15/33	A	98,545

53	Florida Power & Light Co	5.950%	2/01/38	AA-	63,778

42	Northern States Power Co/MN	6.200%	7/01/37	A+	51,084

43	Potomac Electric Power Co	6.500%	11/15/37	A	53,046

200	San Diego Gas & Electric Co	4.150%	5/15/48	A+	188,776

62	Southern California Edison Co	4.500%	9/01/40	A	61,108

61	Virginia Electric & Power Co	6.000%	5/15/37	A	72,113

84	WEC Energy Group Inc.	2.450%	6/15/20	BBB+	82,820
795	Total Utility				847,281
$12,114	Total Corporate Debt (cost $12,436,035)				11,904,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 5.1%

	Government Agency – 3.3%

$367	Asian Development Bank	1.625%	5/05/20	AAA	$359,873

112	European Investment Bank	2.000%	3/15/21	AAA	109,319

280	Federal Home Loan Banks	1.875%	12/11/20	AAA	273,662

55	Federal National Mortgage Association	5.625%	7/15/37	AAA	69,197

42	Inter-American Development Bank	3.875%	10/28/41	AAA	43,687

456	KFW Bankegruppe	1.500%	6/15/21	AAA	438,182

121	KFW Bankegruppe	2.375%	12/29/22	AAA	117,277

56	KFW Bankegruppe	2.500%	11/20/24	AAA	53,799

16	Tennessee Valley Authority	5.250%	9/15/39	AAA	19,029
1,505	Total Government Agency				1,484,025

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Municipal Bonds – 0.5% (3)

$20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB-	$21,015

85	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call)	3.820%	1/01/48	AA-	75,043

120	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	144,229
225	Total Municipal Bonds				240,287

	Sovereign Debt – 1.3%

101	Quebec Province	2.500%	4/20/26	AA-	94,536

416	Republic of Colombia	2.625%	3/15/23	BBB	390,000

14	Republic of Hungary	7.625%	3/29/41	BBB-	19,005

72	Republic of Peru	5.625%	11/18/50	BBB+	80,640
603	Total Sovereign Debt				584,181
$2,333	Total Government Related (cost $2,406,202)				2,308,493
	Total Long-Term Investments (cost $46,637,319)				44,884,586

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	GOVERNMENT RELATED – 0.7%

$340	Federal Home Loan Banks, Discount Notes	0.000%	11/01/18	N/R	$340,000
$340	Total Short-Term Investments (cost $340,000)				340,000
	Total Investments (cost $46,977,319) – 99.9%				45,224,586
	Other Assets Less Liabilities – 0.1%				28,532
	Net Assets – 100%				$45,253,118

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments    October 31, 2018

(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$—	$17,689,762	$—	$17,689,762
Securitized	—	12,981,389	—	12,981,389
Corporate Debt	—	11,904,942	—	11,904,942
Government Related	—	2,308,493	—	2,308,493
Short-Term Investments:
Government Related	—	340,000	—	340,000
Total	$—	$45,224,586	$—	$45,224,586

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

Tax cost of investments	$47,042,430
Gross unrealized:
Appreciation	$285
Depreciation	(1,818,129)
Net unrealized appreciation (depreciation) of investments	$(1,817,844)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018